Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
October 31, 2024
DGF-NPRT1-1224
1.809095.121
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cool Company Ltd (a)	1,348,639	13,437,104
Industrials - 0.1%
Marine Transportation - 0.1%
Himalaya Shipping Ltd	411,353	2,711,141
Himalaya Shipping Ltd (United States) (a)	1,333,100	8,745,136
		11,456,277
TOTAL BERMUDA		24,893,381
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	847,300	55,955,209
CANADA - 3.7%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	185,600	9,678,900
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Parkland Corp	1,567,277	36,470,553
Teekay Tankers Ltd Class A	1,012,623	48,281,865
		84,752,418
Financials - 1.8%
Capital Markets - 1.8%
Brookfield Corp Class A (United States) (a)	2,477,200	131,291,600
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp (United States)	402,500	53,395,650
TOTAL CANADA		279,118,568
FRANCE - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	134,600	21,690,812
INDIA - 0.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd GDR (b)	472,500	29,578,500
Financials - 0.4%
Capital Markets - 0.4%
BSE Ltd	506,400	26,745,203
TOTAL INDIA		56,323,703
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Renesas Electronics Corp	452,000	6,056,041
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	468,030	19,938,105
MEXICO - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Borr Drilling Ltd (a)	1,111,400	4,635,464
Borr Drilling Ltd (United States) (a)	5,297,349	22,195,892

TOTAL MEXICO		26,831,356
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	21,700	14,662,914
ASML Holding NV depository receipt	19,300	12,980,215
BE Semiconductor Industries NV	236,300	25,174,039

TOTAL NETHERLANDS		52,817,168
NORWAY - 0.6%
Industrials - 0.6%
Marine Transportation - 0.6%
2020 Bulkers Ltd	1,271,181	15,196,115
Stolt-Nielsen Ltd	951,600	27,076,853

TOTAL NORWAY		42,272,968
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
JM AB (a)	1,073,249	18,061,161
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	539,800	102,853,492
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Vistry Group PLC (c)	3,420,200	40,110,559
Consumer Staples - 0.9%
Tobacco - 0.9%
British American Tobacco PLC	1,945,368	68,027,787
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC	1,184,600	19,092,565
TOTAL UNITED KINGDOM		127,230,911
UNITED STATES - 88.3%
Communication Services - 10.9%
Diversified Telecommunication Services - 0.0%
Verizon Communications Inc	183,300	7,722,429
Interactive Media & Services - 8.2%
Alphabet Inc Class A	1,568,300	268,351,813
Meta Platforms Inc Class A	598,900	339,923,662
		608,275,475
Media - 1.8%
Comcast Corp Class A	3,004,692	131,214,900
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	294,300	65,675,988
Consumer Discretionary - 2.4%
Distributors - 0.6%
A-Mark Precious Metals Inc (a)	1,061,800	41,250,930
Diversified Consumer Services - 0.4%
Service Corp International/US	339,200	27,695,680
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings Inc	70,700	16,603,895
Starbucks Corp	800	78,160
Vail Resorts Inc (a)	225,100	37,296,819
		53,978,874
Household Durables - 0.7%
DR Horton Inc	97,700	16,511,300
Lennar Corp Class A	119,000	20,265,700
PulteGroup Inc	133,300	17,266,349
		54,043,349
TOTAL CONSUMER DISCRETIONARY		176,968,833

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc	1,383,100	25,034,110
Dollar General Corp	119,800	9,588,792
		34,622,902
Food Products - 0.1%
JM Smucker Co	81,500	9,251,065
Tobacco - 1.9%
Altria Group Inc	379,014	20,641,102
Philip Morris International Inc	903,500	119,894,450
		140,535,552
TOTAL CONSUMER STAPLES		184,409,519

Energy - 7.4%
Energy Equipment & Services - 0.7%
Noble Corp PLC	586,326	18,750,705
Tidewater Inc (a)(c)	601,000	36,102,070
		54,852,775
Oil, Gas & Consumable Fuels - 6.7%
CONSOL Energy Inc (a)	92,810	10,294,485
DHT Holdings Inc	2,240,100	23,117,832
Energy Transfer LP	7,869,300	129,686,064
Enterprise Products Partners LP	3,091,500	88,602,390
Exxon Mobil Corp	1,452,697	169,645,956
Marathon Petroleum Corp	119,300	17,354,571
MPLX LP	806,100	35,806,962
Sitio Royalties Corp Class A	1,117,700	24,913,533
		499,421,793
TOTAL ENERGY		554,274,568

Financials - 10.5%
Banks - 1.0%
Wells Fargo & Co	1,211,993	78,682,585
Capital Markets - 2.2%
Ares Capital Corp (a)	2,371,427	50,131,967
Blue Owl Capital Inc Class A (a)	3,142,300	70,261,828
KKR & Co Inc Class A	292,000	40,366,080
		160,759,875
Financial Services - 5.3%
Apollo Global Management Inc	1,059,300	151,755,318
Global Payments Inc	393,600	40,820,256
Mastercard Inc Class A	145,900	72,890,181
Visa Inc Class A	450,693	130,633,366
		396,099,121
Insurance - 2.0%
Arthur J Gallagher & Co	125,400	35,262,480
Chubb Ltd	179,800	50,782,712
Fidelity National Financial Inc	294,900	17,744,133
Marsh & McLennan Cos Inc	92,100	20,099,904
The Travelers Companies, Inc.	94,600	23,265,924
		147,155,153
TOTAL FINANCIALS		782,696,734

Health Care - 7.3%
Biotechnology - 0.4%
Gilead Sciences Inc	338,200	30,038,924
Health Care Providers & Services - 3.5%
Cigna Group/The	337,800	106,342,818
Elevance Health Inc	108,500	44,024,960
Humana Inc	94,099	24,261,545
UnitedHealth Group Inc	153,506	86,654,137
		261,283,460
Life Sciences Tools & Services - 0.2%
Bruker Corp	323,500	18,313,335
Pharmaceuticals - 3.2%
Eli Lilly & Co	98,800	81,978,312
Merck & Co Inc	556,500	56,941,080
Royalty Pharma PLC Class A	3,603,400	97,291,800
		236,211,192
TOTAL HEALTH CARE		545,846,911

Industrials - 14.0%
Aerospace & Defense - 3.0%
Boeing Co (c)	817,300	122,031,063
GE Aerospace	257,950	44,310,651
General Dynamics Corp	132,600	38,667,486
Howmet Aerospace Inc	164,500	16,403,940
		221,413,140
Commercial Services & Supplies - 0.6%
Brink's Co/The	450,500	46,306,895
Construction & Engineering - 2.5%
Comfort Systems USA Inc	110,300	43,131,712
EMCOR Group Inc	295,800	131,947,506
Quanta Services Inc	32,400	9,772,812
		184,852,030
Electrical Equipment - 2.7%
GE Vernova Inc	407,187	122,832,030
Vertiv Holdings Co Class A	689,600	75,366,384
		198,198,414
Machinery - 3.5%
Allison Transmission Holdings Inc	1,894,602	202,457,170
Westinghouse Air Brake Technologies Corp	297,700	55,961,646
		258,418,816
Professional Services - 1.6%
Genpact Ltd	520,800	19,878,936
Paycom Software Inc	229,800	48,035,094
SS&C Technologies Holdings Inc	742,900	51,950,997
		119,865,027
Trading Companies & Distributors - 0.1%
Watsco Inc	31,000	14,663,310
TOTAL INDUSTRIALS		1,043,717,632

Information Technology - 23.8%
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp	6,702	248,510
Semiconductors & Semiconductor Equipment - 15.3%
Amkor Technology Inc	964,400	24,543,980
Broadcom Inc	1,157,700	196,542,729
Entegris Inc	75,800	7,937,018
Marvell Technology Inc	1,702,705	136,403,698
Micron Technology Inc	1,034,600	103,097,890
NVIDIA Corp	3,941,300	523,246,988
QUALCOMM Inc	650,000	105,800,500
Teradyne Inc	376,300	39,966,823
		1,137,539,626
Software - 7.7%
Intuit Inc	40,500	24,717,150
Microsoft Corp	1,139,200	462,913,920
Oracle Corp	438,700	73,631,408
Salesforce Inc	54,700	15,937,939
		577,200,417
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc	103,672	23,420,542
Dell Technologies Inc Class C	277,300	34,282,599
		57,703,141
TOTAL INFORMATION TECHNOLOGY		1,772,691,694

Materials - 0.9%
Metals & Mining - 0.9%
Arch Resources Inc Class A	249,209	36,573,913
Freeport-McMoRan Inc	157,900	7,108,658
Newmont Corp	326,900	14,854,336
Royal Gold Inc	92,400	13,495,944
		72,032,851
Real Estate - 1.8%
Diversified REITs - 0.2%
WP Carey Inc	317,600	17,696,672
Health Care REITs - 0.3%
Ventas Inc	384,300	25,167,807
Industrial REITs - 0.1%
Rexford Industrial Realty Inc	140,700	6,034,623
Real Estate Management & Development - 0.6%
St Joe Co/The	851,800	44,038,060
Retail REITs - 0.3%
NNN REIT Inc	395,600	17,184,864
Realty Income Corp	110,300	6,548,511
		23,733,375
Specialized REITs - 0.3%
Four Corners Property Trust Inc	682,300	18,804,188
TOTAL REAL ESTATE		135,474,725

Utilities - 6.8%
Electric Utilities - 4.9%
Constellation Energy Corp	109,576	28,814,105
Edison International	920,200	75,824,480
Exelon Corp	2,500,030	98,251,179
FirstEnergy Corp	1,782,600	74,566,158
NextEra Energy Inc	803,000	63,637,750
PG&E Corp	364,300	7,366,146
Southern Co/The	168,100	15,302,143
		363,761,961
Independent Power and Renewable Electricity Producers - 1.8%
AES Corp/The	1,043,700	17,210,613
Vistra Corp	943,450	117,893,512
		135,104,125
Multi-Utilities - 0.1%
CenterPoint Energy Inc	407,300	12,027,569
TOTAL UTILITIES		510,893,655

TOTAL UNITED STATES		6,591,895,914
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (c)	1,939,200	25,055,631
TOTAL COMMON STOCKS (Cost $5,478,228,172)		7,450,994,420

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.87	17,105,711	17,109,132
Fidelity Securities Lending Cash Central Fund (d)(e)	4.87	147,689,667	147,704,436
TOTAL MONEY MARKET FUNDS (Cost $164,813,568)			164,813,568

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $5,643,041,740)	7,615,807,988
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(152,545,277)
NET ASSETS - 100.0%	7,463,262,711

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,578,500 or 0.4% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	55,877,197	890,239,465	929,007,530	663,073	-	-	17,109,132	0.0%
Fidelity Securities Lending Cash Central Fund	85,660,077	528,168,437	466,124,078	62,497	-	-	147,704,436	0.6%
Total	141,537,274	1,418,407,902	1,395,131,608	725,570	-	-	164,813,568

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd	17,371,463	-	-	543,430	-	(2,175,348)	15,196,115
Total	17,371,463	-	-	543,430	-	(2,175,348)	15,196,115

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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